UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21233

PARADIGM FUNDS

(Exact name of registrant as specified in charter)

Nine Elk Street

                   Albany, NY                               12207-1002

(Address of principal executive offices)                         (Zip code)

Robert A. Benton

Paradigm Funds

Nine Elk Street

Albany, NY 12207-1002

(Name and address of agent for service)

Registrant’s telephone number, including area code: (518) 431-3500

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.

Paradigm Capital Appreciation Fund
		Schedule of Investments
		March 31, 2008 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Ball & Roller Bearings
2,150	Timken Co.	$ 63,898	3.39%

Beverages
2,650	Constellation Brands Inc. *	46,826	2.49%

Biological Products, (No Diagnostic Substances)
850	Invitrogen Corp. *	72,650	3.86%

Computer Communications Equipment
6,275	Brocade Communications Systems Inc. *	45,808	2.43%

Crude Petroleum & Natural Gas
2,425	Denbury Resources Inc. *	69,234	3.68%

Drilling Oil & Gas Wells
1,400	Helmerich & Payne Inc.	65,618	3.48%

Electric Lighting & Wiring Equipment
1,250	Hubbell Inc. Class B	54,613	2.90%

Electric Services
7,600	Dynegy Inc. *	59,964	3.18%

Electronic Components & Accessories
5,175	Vishay Intertechnology Inc. *	46,886	2.49%

Engines & Turbines
1,850	Brunswick Corp.	29,545	1.57%

Finance Lessors
1,725	CIT Group, Inc.	20,441	1.09%

Finance Services
2,033	Metavante Technologies, Inc. *	40,640	2.16%

Fire, Marine & Casualty Insurance
625	Everest Re Group Ltd.	55,956
1,950	HCC Insurance Holdings Inc.	44,246
		100,202	5.32%

Ice Cream & Frozen Desserts
2,000	Dean Foods Co. *	40,180	2.13%

Instruments For Meas & Testing of Electricity & Elec Signals
3,750	Teradyne Inc. *	46,575	2.47%

Investment Advice
725	Legg Mason Inc.	40,586	2.15%

Land Subdividers & Developers (No Cemeteries)
2,325	The St. Joe Company	99,812	5.30%

Meat Packing Plants
1,450	Hormel Foods Corp.	60,407	3.21%

Mining Machinery & Equipment (No Oil & Gas Field Mach & Equip)
975	Joy Global, Inc.	63,531	3.37%

Motor Vehicles & Passenger Car Bodies
1,125	Oshkosh Truck Corp.	40,815	2.17%

Operative Builders
2,175	Toll Brothers Inc. *	51,069	2.71%

Paints, Varnishes, Lacquers, Enamels & Allied Prods
2,775	RPM International Inc.	58,109	3.08%

Pharmaceutical Preparations
850	Cephalon Inc. *	54,740	2.91%

Radiotelephone Communications
1,200	Telephone & Data Systems Inc.	44,760	2.38%

Retail - Miscellaneous Shopping Goods Stores
4,600	Office Depot, Inc. *	50,830	2.70%

Services - Computer Integrated Systems Design
1,175	Computer Sciences Corp. *	47,928	2.54%

Services - General Medical & Surgical Hospitals, NEC
1,050	Universal Health Services Inc.	56,374	2.99%

Services - Misc Health & Allied Services, NEC
1,575	Lincare Holdings Inc. *	44,273	2.35%

Services - Special Outpatient Facilities, NEC
1,700	Psychiatric Solutions, Inc. *	57,664	3.06%

State Commercial Banks
2,225	Associated Banc-Corp	59,252
1,975	Wilmington Trust Corp.	61,423
		120,674	6.41%

Surgical & Medical Instruments & Apparatus
900	Teleflex Inc.	42,939	2.28%

Telephone & Telegraph Apparatus
2,525	Polycom, Inc. *	56,914	3.02%

Wholesale - Drugs, Proprietaries & Druggists' Sundries
975	Amerisourcebergen Corp.	39,956	2.12%

Wholesale - Misc Durable Goods
2,375	Pool Corp	44,864	2.38%

Total for Common Stock (Cost $2,109,941)		$ 1,879,320	99.77%

CASH EQUIVALENTS
5,905	SEI Daily Income Treasury Government CL B 2.78% **	5,905	0.31%
	(Cost $5,905)

Total Investment Securities		1,885,225	100.08%
	(Cost $2,115,846)

Liabilities In Excess of Other Assets		(1,491)	-0.08%

Net Assets		$ 1,883,734	100.00%

* Non-Income Producing Securities.
** Variable Rate Security; The Coupon Rate shown represents the rate at March 31, 2008.

See accompanying notes to Schedules of Investments

Paradigm Opportunity Fund
		Schedule of Investments
		March 31, 2008 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Adhesives & Sealants
3,500	HB Fuller Co.	$ 71,435	1.42%

Aircraft Parts & Auxiliary Equipment, NEC
1,300	LMI Aerospace Inc. *	25,181	0.50%

Apparel & Other Finished Prods of Fabrics & Similar Materials
2,200	Volcom Inc. *	44,462	0.88%

Blankbooks, Looseleaf Binders & Bookbinding & Related Work
3,900	Deluxe Corp.	74,919	1.49%

Canned, Frozen & Preserved Fruit, Vegetables & Food Specialties
2,400	Corn Products International Inc.	89,136	1.77%

Chemicals & Allied Products
2,200	Arch Chemicals Inc.	81,972	1.63%

Communications Equipment, NEC
3,300	Checkpoint Systems Inc. *	88,605	1.76%

Computer Services Software
8,300	Aspen Technology Inc. *	105,825	2.11%

Crude Petroleum & Natural Gas
6,400	Harvest Natural Resources Inc. *	77,184
1,800	Unit Corp. *	101,970
		179,154	3.56%

Electric Services
3,400	Portland General Electric Co.	76,670	1.53%

Electromedical & Electrotherapeutic Apparatus
15,200	Thermage, Inc. *	50,160	1.00%

Electronic Components, NEC
4,800	Hutchinson Technology Inc. *	76,368
11,400	Spectrum Control Inc. *	96,444
		172,812	3.44%

Fabricated Rubber Products
2,400	Carlisle Companies Inc.	80,256	1.60%

Fire, Marine & Casualty Insurance
4,800	American Financial Group Inc.	122,688	2.44%

Games, Toys & Children's Vehicles (No Dolls & Bicycles)
3,600	JAKKS Pacific Inc. *	99,252	1.97%

Gas & Other Services Combined
4,900	Vectren Corp.	131,467	2.62%

Greeting Cards
2,700	CSS Industries Inc.	94,392	1.88%

Hospital & Medical Service Plans
3,100	Molina Healthcare Inc. *	75,702	1.51%

Household Furniture
3,900	Tempur Pedic International Inc.	42,900	0.85%

In Vitro & In Vivo Diagnostic Substances
15,600	Trinity Biotech plc * **	71,604	1.42%

Laboratory Analytical Instruments
4,300	PerkinElmer Inc.	104,275	2.07%

Miscellaneous Industrial & Commercial Machinery & Equipment
1,900	Curtiss-Wright Corp.	78,812	1.57%

Miscellaneous Electrical Machinery, Equipment & Supplies
9,100	GSI Group Inc. *	71,344	1.42%

Motor Vehicles Parts & Accessories
2,000	CLARCOR, Inc.	71,100	1.41%

National Commercial Banks
2,600	First Midwest Bancorp Inc.	72,202	1.44%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
4,800	Steris Corp.	128,784	2.56%

Pharmaceutical Preparations
6,800	K V Pharmaceutical Co. *	169,728
3,200	Sciele Pharma Inc. *	62,400
		232,128	4.62%

Plastics, Foil & Coated Paper Bags
2,700	Pactiv Corp. *	70,767	1.41%
Retail - Auto Dealers & Gasoline Stations
4,500	Penske Automotive Group, Inc.	87,570	1.74%

Retail - Eating Places
2,000	CKE Restaurants Inc.	22,440	0.45%

Retail - Miscellaneous Retail
2,500	Cash America International, Inc.	91,000	1.81%

Retail - Retail Stores
4,000	Petsmart Inc.	81,760	1.63%

Retail - Shoe Stores
3,300	Genesco Inc. *	76,263	1.52%

Retail - Variety Stores
2,400	BJ's Wholesale Club Inc. *	85,656	1.70%

Retail - Women's Clothing Stores
3,300	AnnTaylor Stores Corp. *	79,794	1.59%

Services - Business Services
6,700	Premiere Global Services Inc. *	96,078	1.91%

Services - Computer Integrated Systems Design
5,900	Convergys Corp. *	88,854
6,200	Radiant Systems Inc. *	86,614
		175,468	3.49%

Services - Computer Programming Services
5,500	JDA Software Group Inc. *	100,375
8,700	Ness Technologies Inc. * **	82,563
		182,938	3.64%

Services - Hospitals
1,900	Magellan Health Services Inc. *	75,411	1.50%

Services - Miscellaneous Health & Allied Services, NEC
2,300	Lincare Holdings Inc. *	64,653	1.29%

Services - Motion Picture Theaters
5,100	Regal Entertainment Group	98,379	1.96%

Service - Prepackaged Software
8,900	Epicor Software Corp. *	99,680
4,700	Parametric Technology Corp. *	75,106
10,225	SumTotal Systems Inc. *	42,638
2,800	Sybase, Inc. *	73,640
		291,064	5.79%

Special Industry Machinery
2,400	Varian Semiconductor Equipment Associates Inc. *	67,560	1.34%

Sporting & Athletic Goods, NEC
17,400	Cybex International Inc. *	66,294	1.32%

Surgical & Medical Instruments & Apparatus
4,700	AngioDynamics Inc. *	54,332
7,000	Cantel Medical Corp. *	74,340
		128,672	2.56%

Telephone Communications (No Radiotelephone)
12,000	PAETEC Holding Corp. *	79,920	1.59%

Water Transportation
2,000	Alexander & Baldwin, Inc.	86,160	1.71%

Wholesale - Durable Goods
2,400	School Specialty Inc. *	75,696	1.51%

Wholesale - Machinery, Equipment & Supplies
3,000	Kaman Corp.	84,870	1.69%

Total for Common Stock (Cost $4,931,471)		$ 4,705,650	93.63%

CASH EQUIVALENTS
331,248	SEI Daily Income Treasury Government CL B 2.78% ***	331,248	6.59%
	(Cost $331,248)

Total Investment Securities		5,036,898	100.22%
	(Cost $5,262,719)

Liabilities In Excess of Other Assets		(11,347)	-0.22%

Net Assets		$ 5,025,551	100.00%

* Non-Income Producing Securities.
** ADR - American Depository Receipt.
*** Variable Rate Security; The Coupon Rate shown represents the rate at March 31, 2008.

See accompanying notes to Schedules of Investments

Paradigm Select Fund
		Schedule of Investments
		March 31, 2008 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Biological Products, (No Diagnostic Substances)
2,400	Invitrogen Corp. *	$ 205,128	2.18%

Blankbooks, Looseleaf Binders & Bookbinding & Related Work
6,600	Deluxe Corp.	126,786	1.35%

Canned, Fruits, Vegetables, Preserves, Jams & Jellies
3,200	The J. M. Smucker Company	161,952	1.72%

Communications Equipment
8,100	Checkpoint Systems Inc. *	217,485	2.31%

Crude Petroleum & Natural Gas
6,800	Denbury Resources Inc. *	194,140
4,100	Plains Exploration & Production Company *	217,874
3,200	Whiting Petroleum Corp. *	206,880
		618,894	6.58%

Electric & Other Services Combined
9,400	CMS Energy Corp.	127,276	1.35%

Electric Services
14,600	Dynegy Inc. *	115,194
6,200	Energy East Corp.	149,544
7,100	Portland General Electric Co.	160,105
		424,843	4.52%

Electrical Industrial Apparatus
7,400	Woodward Governor Co.	197,728	2.10%

Electronic Components & Accessories
11,100	AVX Corp.	142,191	1.51%

Fabricated Rubber Products
4,800	Carlisle Companies Inc.	160,512
3,900	West Pharmaceutical Services, Inc.	172,497
		333,009	3.54%

Fire, Marine & Casualty Insurance
561	Alleghany Inc. *	191,582
5,800	American Financial Group Inc.	148,248
5,400	Harleysville Group Inc.	194,886
		534,716	5.68%

Food & Kindred Products
8,275	Flowers Foods Inc.	204,806	2.18%

Guided Missiles & Space Vehicles & Parts
1,500	Alliant Techsystems Inc. *	155,295	1.65%

Household Furniture
6,600	Tempur Pedic International Inc.	72,600	0.77%

Insurance Agents, Brokers & Service
6,000	Arthur J Gallagher & Co.	141,720	1.51%

Laboratory Analytical Instruments
3,248	PerkinElmer Inc.	78,764	0.84%

Life Insurance
13,300	Phoenix Companies Inc.	162,393	1.73%

Meat Packing Plants
4,900	Hormel Foods Corp.	204,134	2.17%

Men's & Boys' Furnishgs, Work Clothg, & Allied Garments
4,080	Phillips-Van Heusen Corp.	154,713	1.64%

Miscellaneous Furniture & Fixtures
2,900	Hillenbrand Industries Inc.	138,620	1.47%

Miscellaneous Industrial & Commercial Machinery & Equipment
4,800	Curtiss-Wright Corp.	199,104	2.12%

Motor Vehicles Parts & Accessories
3,600	CLARCOR Inc.	127,980	1.36%

National Commercial Banks
4,900	FirstMerit Corp.	101,234	1.08%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
6,100	Steris Corp.	163,663	1.74%

Pharmaceutical Preparations
5,700	K V Pharmaceutical Co. Class A *	142,272	1.51%

Plastics Products
4,000	AptarGroup Inc.	155,720	1.66%

Pumps & Pumping Equipment
4,900	Robbins & Myers Inc.	159,985	1.70%

Radiotelephone Communications
3,800	Telephone & Data Systems Inc.	141,740	1.51%

Railroad, Line-Haul Operating
5,700	Kansas City Southern *	228,627	2.43%

Retail - Auto Dealers & Gasoline Stations
7,800	Penske Automotive Group, Inc.	151,788	1.61%

Retail - Retail Stores
6,400	Petsmart Inc.	130,816	1.39%

Retail-Women's Clothing Stores
4,200	AnnTaylor Stores Corp. *	101,556	1.08%

Rolling, Drawing & Extruding of Nonferrous Metals
2,500	RTI International Metals Inc. *	113,025	1.20%

Security & Commodity Brokers, Dealers, Exchanges & Services
6,900	Interactive Data Corporation	196,443	2.09%

Semiconductors & Related Devices
3,500	Cabot Microelectronics Corp. *	112,525	1.20%

Services - Business Services
14,000	Premiere Global Services Inc. *	200,760	2.13%

Services - Computer Integrated Systems Design
9,800	Convergys Corp. *	147,588	1.57%

Services - Help Supply Services
9,800	True Blue Inc. *	131,712	1.40%

Services - Hospitals
4,700	Magellan Health Services Inc. *	186,543	1.98%

Services - Misc Health & Allied Services, NEC
5,400	Lincare Holdings Inc. *	151,794	1.61%

Services - Prepackaged Software
8,500	Epicor Software Corp. *	95,200
5,300	Sybase, Inc. *	139,390
		234,590	2.49%

Soap, Detergents, Cleang Preparations, Perfumes, Cosmetics
3,900	Church & Dwight Co. Inc.	211,536	2.25%

Special Industry Machinery (No Metalworking Machinery)
6,400	Pentair Inc.	204,160	2.17%

Special Industry Machinery
4,800	Varian Semiconductor Equipment Associates Inc. *	135,120	1.44%

State Commercial Banks
4,300	Wilmington Trust Corporation	133,730	1.42%

Water Transportation
3,500	Alexander & Baldwin Inc.	150,780	1.60%

Wholesale - Electronic Parts & Equipment
4,500	Avnet Inc. *	147,285	1.57%

Total for Common Stock (Cost $8,401,252)		$ 8,665,129	92.12%

REAL ESTATE INVESTMENT TRUSTS
26,600	Anworth Mortgage Asset Corp.	163,058
21,000	MFA Mortgage Investments Inc.	132,300
	(Cost $391,297)	295,358	3.14%

CASH EQUIVALENTS
472,467	SEI Daily Income Treasury Government CL B 2.78% **	472,467	5.02%
	(Cost $472,467)

Total Investment Securities		9,432,954	100.28%
	(Cost $9,265,016)

Liabilities In Excess of Other Assets		(26,676)	-0.28%

Net Assets		$ 9,406,277	100.00%

* Non-Income Producing Securities.
** Variable Rate Security; The Coupon Rate shown represents the rate at March 31, 2008.

See accompanying notes to Schedules of Investments

Paradigm Value Fund
		Schedule of Investments
		March 31, 2008 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Apparel & Other Finished Prods of Fabrics & Similar Material
47,800	Volcom Inc *	$ 966,038	0.86%

Arrangement of Transportation of Freight & Cargo
116,200	Pacer International Inc.	1,909,166	1.71%

Ball & Roller Bearings
74,600	NN Inc.	725,858	0.65%

Blankbooks, Looseleaf Binders & Bookbinding & Related Work
74,000	Deluxe Corp.	1,421,540	1.27%

Canned, Frozen & Preserved Fruit, Veg & Food Specialties
48,500	Corn Products International Inc.	1,801,290	1.61%

Chemical & Allied Products
53,600	Arch Chemicals Inc.	1,997,136
108,500	Innospec Inc.	2,300,200
		4,297,336	3.85%

Crude Petroleum & Natural Gas
130,100	Harvest Natural Resources Inc. *	1,569,006
25,600	Swift Energy Co. *	1,151,744
28,600	Whiting Petroleum Corp. *	1,848,990
		4,569,740	4.09%

Deep Sea Foreign Transportation of Freight
20,000	Seacor Holdings Inc. *	1,707,200	1.53%

Drilling Oil & Gas Wells
27,100	Atwood Oceanics Inc. *	2,485,612	2.23%

Electric Services
64,000	Portland General Electric Co.	1,443,200	1.29%

Electrical Industrial Apparatus
77,600	Woodward Governor Co.	2,073,472	1.86%

Electronic Components, NEC
102,800	Hutchinson Technology Inc. *	1,635,548
185,250	Spectrum Control Inc. *	1,567,215
		3,202,763	2.87%

Fire, Marine & Casualty Insurance
40,800	Harleysville Group Inc.	1,472,472
492,000	Quanta Capital Holdings Ltd. *	851,160
		2,323,632	2.08%

Food and Kindred Products
88,050	Flowers Foods Inc.	2,179,237	1.95%

Games, Toys & Children's Vehicles (No Dolls & Bicycles)
81,500	JAKKS Pacific Inc. *	2,246,955	2.01%

Greeting Cards
62,435	CSS Industries Inc.	2,182,728	1.95%

Hospital & Medical Service Plans
64,600	Molina Healthcare Inc. *	1,577,532	1.41%

Household Furniture
77,400	Tempur Pedic International Inc.	851,400	0.76%

In Vitro & In Vivo Diagnostic Substances
177,000	Trinity Biotech plc * **	812,430	0.73%

Industrial Instruments For Measurement, Display and Control
12,000	K-Tron International Inc. *	1,441,320	1.29%

Industrial Organic Chemicals
81,900	Sensient Technologies Corp.	2,415,231	2.16%

Life Insurance
8,100	National Western Life Insurance Co.	1,755,999	1.57%

Men's & Boys' Furnishings, Work Clothing, and Allied Garments
43,900	Phillips-Van Heusen Corp.	1,664,688	1.49%

Metal Cans
43,000	Silgan Holdings Inc.	2,134,090	1.91%

Miscellaneous Chemical Products
66,700	WD-40 Co.	2,217,775	1.99%

Miscellaneous Industrial & Commercial Machinery & Equipment
48,200	Curtiss-Wright Corp.	1,999,336	1.79%

Motor Vehicle Parts & Accessories
96,600	Superior Industries International Inc.	2,004,450	1.79%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
71,800	Steris Corp.	1,926,394	1.72%

Pharmaceutical Preparations
74,000	Alpharma Inc. *	1,939,540
79,700	K V Pharmaceutical Co. Class A *	1,989,312
		3,928,852	3.52%

Railroads, Line-Haul Operating
60,400	Kansas City Southern *	2,422,644	2.17%

Retail - Auto Dealers & Gasoline Stations
80,600	Penske Automotive Group, Inc.	1,568,476	1.40%

Retail - Drug Store and Proprietary Stores
90,000	PetMed Express Inc. *	998,100	0.89%

Retail - Eating Places
45,300	CKE Restaurants Inc.	508,266	0.46%

Retail - Shoe Stores
73,000	Genesco Inc. *	1,687,030	1.51%

Retail - Women's Clothing Stores
48,600	AnnTaylor Stores Corp. *	1,175,148	1.05%

Rolling, Drawing & Extruding of Nonferrous Metals
33,800	RTI International Metals Inc. *	1,528,098	1.37%

Savings Institution, Federally Chartered
100,000	United Financial Bancorp	1,108,000
173,000	Westfield Financial Inc.	1,690,210
		2,798,210	2.50%

Semiconductors & Related Devices
27,100	Cabot Microelectronics Corp. *	871,265	0.78%

Services - Automotive Repair, Service & Parking
63,500	Monro Muffler Brake Inc.	1,073,150	0.96%

Services - Business Services
121,500	Premiere Global Services, Inc. *	1,742,310	1.56%

Services - Computer Programming Services
174,300	Ness Technologies Inc. * **	1,654,107	1.48%

Services - Hospitals
51,100	Magellan Health Services Inc. *	2,028,159
104,700	Rehabcare Group Inc. *	1,570,500
		3,598,659	3.22%

Services - Prepackaged Software
99,600	Epicor Software Corp. *	1,115,520
63,000	Sybase, Inc. *	1,656,900
		2,772,420	2.48%

Special Industry Machinery
54,200	Varian Semiconductor Equipment Associates Inc. *	1,525,730	1.37%

Sporting & Athletic Goods, NEC
375,400	Cybex International Inc. *	1,430,274	1.28%

Surgical & Medical Instruments & Apparatus
109,400	Cantel Medical Corp. *	1,161,828	1.04%

Telephone Communications
110,000	iBasis Inc.	451,000	0.40%

Trucking (No Local)
35,000	Arkansas Best Corp.	1,115,100	1.00%

Water, Sewer, Pipeline, Comm & Power Line Construction
17,250	Preformed Line Products Co.	839,730	0.75%

Wholesale - Durable Goods
47,000	School Specialty, Inc. *	1,482,380	1.33%

Wholesale - Machinery, Equipment & Supplies
64,400	Kaman Corp.	1,821,876	1.63%

Wholesale - Medical, Dental & Hospital Equipment & Supplies
53,000	Owens & Minor Inc.	2,085,020	1.87%

Total for Common Stock (Cost $96,428,453)		$ 96,576,085	86.44%

REAL ESTATE INVESTMENT TRUSTS
245,200	Anworth Mortgage Asset Corp.	1,503,076
293,600	MFA Mortgage Investments Inc.	1,849,680
	(Cost $4,611,898)	3,352,756	3.00%

CASH EQUIVALENTS
11,680,520	SEI Daily Income Treasury Government CL B 2.78% ***	11,680,520	10.46%
	(Cost $11,680,520)

Total Investment Securities		111,609,361	99.90%
	(Cost $112,720,871)

Other Assets In Excess of Liabilities		112,759	0.10%

Net Assets		$ 111,722,120	100.00%

* Non-Income Producing Securities.
** ADR - American Depository Receipt.
*** Variable Rate Security; The Coupon Rate shown represents the rate at March 31, 2008.

See accompanying notes to Schedules of Investments

Paradigm Intrinsic Value Fund
		Schedule of Investments
		March 31, 2008 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Arrangement of Transportation of Freight & Cargo
1,750	Pacer International Inc.	$ 28,753	1.95%

Beverages
430	Pepsico, Inc.	31,046	2.10%

Blankbooks, Looseleaf Binders & Bookbinding & Related Work
1,300	Deluxe Corp.	24,973	1.69%

Bottled & Canned Soft Drinks & Carbonated Waters
990	Cadbury Schweppes plc **	43,778	2.97%

Chemicals & Allied Products
1,400	Innospec Inc.	29,680	2.01%

Crude Petroleum & Natural Gas
160	Apache Corp.	19,331
330	EnCana Corp.	24,998
370	Plains Exploration & Production Company *	19,662
		63,991	4.33%

Fire, Marine & Casualty Insurance
1,650	American Financial Group Inc.	42,174
9	Berkshire Hathaway Inc. Class B *	40,256
8,600	Quanta Capital Holdings Ltd. *	14,878
		97,308	6.59%

Food and Kindred Products
200	Nestle SA **	24,968	1.69%

Guided Missiles & Space Vehicles & Parts
290	Alliant Techsystems Inc. *	30,024	2.03%

Leather & Leather Products
1,700	Coach Inc. *	51,255	3.47%

Life Insurance
530	Prudential Financial Inc.	41,473	2.81%

Men's & Boys' Furnishings, Work Clothing, and Allied Garments
800	Phillips-Van Heusen Corp.	30,336	2.05%

Misccellaneous Industrial & Commercial Machinery & Equipment
1,110	Curtiss-Wright Corp.	46,043	3.12%

Miscellaneous Fabricated Metal Products
680	Parker Hannifin Corporation	47,103	3.19%

Miscellaneous Metal Ores
805	Cameco Corp.	26,517	1.80%

Newspapers: Publishing or Publishing and Printing
1,170	News Corp. Class A	21,938	1.49%

Petroleum Refining
270	ConocoPhillips	20,577	1.39%

Railroads, Line-Haul Operating
590	Canadian National Railway Company	28,509	1.93%

Retail - Women's Clothing Stores
1,300	AnnTaylor Stores Corp.*	31,434	2.13%

Rolling Drawing & Extruding of Nonferrous Metals
590	RTI International Metals Inc. *	26,674	1.81%

Savings Institution, Federally Chartered
590	HSBC Holdings plc ** *	48,557	3.29%

Semiconductors & Related Devices
1,260	Applied Materials Inc.	24,583	1.67%

Services-Hospitals
730	Magellan Health Services Inc. *	28,974	1.96%

Ship & Boat Building & Repairing
560	General Dynamics Corp.	46,687	3.16%

Special Industry Machinery, NEC
570	Cymer Inc. *	14,843
790	Varian Semiconductor Equipment Associates Inc. *	22,239
		37,081	2.51%

Transportation Services
420	GATX Corp.	16,409	1.11%

Wholesale - Electronic Parts & Equipment, NEC
1,385	Avnet Inc. *	45,331	3.07%

Total for Common Stock (Cost $1,019,402)		$ 993,999	67.33%

REAL ESTATE INVESTMENT TRUSTS
9,930	Anworth Mortgage Asset Corp.	60,871
8,460	MFA Mortgage Investments Inc.	53,298
Total for Real Estate Investment Trusts (Cost - $144,226)		114,169	7.73%

CASH EQUIVALENTS
380,000	SEI Daily Income Treasury Government CL B 2.78% ***	380,000	25.74%
	(Cost $380,000)

Total Investment Securities		1,488,168	100.80%
	(Cost $1,543,628)

Liabilities In Excess of Other Assets		(11,831)	-0.80%

Net Assets		$ 1,476,337	100.00%

* Non-Income Producing Securities.
** ADR - American Depository Receipt.
*** Variable Rate Security; The Coupon Rate shown represents the rate at March 31, 2008.

See accompanying notes to Schedules of Investments

Paradigm Small Cap Growth Fund
		Schedule of Investments
		March 31, 2008 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Agricultural Chemicals
15	Terra Industries Inc. *	$ 533	1.80%

Apparel & Other Finished Products of Fabrics & Similar Material
35	G-III Apparel Group, Ltd. *	470
35	True Religion Apparel Inc. *	649
		1,119	3.78%

Beverages
15	Compania Cervecerias Unidas S.A.	530	1.79%

Biological Products, (No Diagnostic Substances)
15	Acorda Therapeutics, Inc. *	269
20	ZymoGenetics, Inc.*	196
		465	1.57%

Bituminous Coal & Lignite Surface Mining
10	Alpha Natural Resources Inc. *	434	1.47%

Crude Petroleum & Natural Gas
20	ATP Oil & Gas Corp. *	654
10	Cimarex Energy Co.	547
15	Comstock Resources, Inc. *	605
10	Ultra Petroleum Corp. *	775
		2,581	8.73%

Fire, Marine & Casualty Insurance
30	Flagstone Reinsurance Holdings Ltd.	363	1.23%

Footwear, (No Rubber)
20	Iconix Brand Group Inc. *	347	1.17%

General Building Contractors - Nonresidential Buildings
10	Perini Corp. *	362	1.23%

Men's & Boys' Furnishings, Work Clothing, and Allied Garments
20	Phillips-Van Heusen Corp.	758	2.56%

Mineral Royalty Traders
15	Royal Gold Inc.	453	1.53%

Mining Machinery & Equipment
10	Bucyrus International Inc.	1,017	3.44%

Miscellaneous Industrial & Commercial Machinery & Equipment
10	Moog Inc. Class A *	422	1.43%

Miscellaneous Manufacturing Industries
45	PokerTek, Inc. *	171	0.58%

Orthopedic, Prosthetic & Surgical Appliances
30	Hansen Medical, Inc. *	422
2	Intuitive Surgical, Inc. *	649
		1,071	3.62%

Pharmaceutical Preparations
10	BioMarin Pharmaceutical Inc. *	354	1.20%

Public Building & Related Furniture
25	BE Aerospace Inc. *	874	2.96%

Refrigeration & Service Industry Machinery
20	TurboChef Technologies Inc. *	130	0.44%

Retail - Radio, Tv & Consumer Electronics Stores
65	Circuit City Stores Inc.	259	0.87%

Rubber & Plastics Footwear
20	CROCS Inc. *	349	1.18%

Semiconductors & Related Devices
15	Hittite Microwave Corporation *	561	1.90%

Services - Business Services, NEC
15	HMS Holdings Corp. *	428	1.45%

Services - Computer Integrated Systems
50	Wireless Ronin Technologies Inc. *	200	0.68%

Services - Management Consulting
5	inVentiv Health, Inc. *	144	0.49%

Services - Miscellaneous Amusement & Recreation
15	Bally Technologies, Inc. *	515
10	Penn National Gaming Inc. *	437
		952	3.22%

Services-Motion Picture & Video Tape Production
80	Lions Gate Entertainment Corp. *	780	2.64%

Services - Prepackaged Software
20	Kenexa Corp. *	370
30	Nuance Communications, Inc. *	522
35	Ultimate Software Group Inc. *	1,052
		1,944	6.57%
Surgical & Medical Instruments & Apparatus
20	NuVasive, Inc. *	690	2.33%

Telephone Communications (No Radio Telephone)
20	NTELOS Holdings Corp.	484	1.64%

Wholesale-Farm Product Raw Materials
25	SunOpta Inc. *	128	0.43%

Women's, Misses', Children's & Infants' Undergarments
15	Guess? Inc.	607	2.05%

Total for Common Stock (Cost $20,775)		$ 19,511	65.99%

CASH EQUIVALENTS
10,067	SEI Daily Income Treasury Government CL B 2.78% **	10,067	34.05%
	(Cost $10,067)

Total Investment Securities		29,578	100.04%
	(Cost $30,842)

Liabilities In Excess of Other Assets		(11)	-0.04%

Net Assets		$ 29,567	100.00%

* Non-Income Producing Securities.
** Variable Rate Security; The Coupon Rate shown represents the rate at March 31, 2008.

See accompanying notes to Schedules of Investments

PARADIGM FUNDS

NOTES TO FINANCIAL STATEMENTS

1. SECURITY TRANSACTIONS

For federal income tax purposes, at March 31, 2008 the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

                             Capital

                                                                                                                Appreciation Fund          Opportunity Fund            Select Fund

Cost of Investments

   $2,115,846

                  $5,262,719

        $9,265,016

Gross Unrealized Appreciation

 $141,088

   $227,476

   $1,053,403

Gross Unrealized Depreciation

  ($371,709)

       ($453,297)

    ($885,465)

Net Unrealized Appreciation

   (Depreciation) on Investments

    ($230,621)

     ($225,821)

   $167,938

            Small Cap

                                                                                                                      Value Fund              Intrinsic Value Fund            Growth Fund

Cost of Investments

$112,720,871

         $1,543,628

          $30,842

Gross Unrealized Appreciation

$10,266,403

   $26,673

   $610

Gross Unrealized Depreciation

 ($11,377,913)

             ($82,133)

                   ($1,874)

Net Unrealized Appreciation

   (Depreciation) on Investments

($1,111,510)

  ($55,460)

                    ($1,264)

2. SECURITY VALUATION

Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements."  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also know as “inputs”, to valuation techniques used by market participants to measure fair value. The term “inputs” refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 – quoted prices in active markets for identical securities, Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of March 31, 2008 in valuing the Funds’ assets carried at fair value:

Valuation Inputs	Capital Appreciation Fund Investments in Securities	Opportunity Fund Investments in Securities	Select Fund Investments in Securities
Level 1 – Quoted Prices	$1,885,225	$5,036,898	$9,432,954
Level 2 –Significant Other Observable Inputs	$0	$0	$0
Level 3 –Significant Unobservable Inputs	$0	$0	$0
Total	$1,885,225	$5,036,898	$9,432,954

Valuation Inputs	Value Fund Investments in Securities	Intrinsic Value Fund Investments in Securities	Small Cap Growth Fund Investments in Securities
Level 1 – Quoted Prices	$111,609,361	$1,488,168	$29,578
Level 2 –Significant Other Observable Inputs	$0	$0	$0
Level 3 –Significant Unobservable Inputs	$0	$0	$0
Total	$111,609,361	$1,488,168	$29,578

Item 2. Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded, based on an evaluation of the Registrant’s disclosure controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the”1940 Act”)), the disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PARADIGM FUNDS

By: /s/ Candace King Weir

      Candace King Weir

      President

Date:            5-22-2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Candace King Weir

      Candace King Weir

      President

Date:            5-22-2008

By: /s/ Robert A. Benton

       Robert A. Benton

      Chief Financial Officer

Date:            5-22-2008